Employee compensation and benefits - Employee compensation and benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Compensation And Benefits [Abstract]
Wages and salaries	$ 15,227	$ 15,735	$ 17,245
Social security costs	1,419	1,312	1,600
Post-employment benefits	669	1,042	1,055
Employee compensation and benefits	$ 17,315	$ 18,089	$ 19,900